SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

                                 ---------------


       DWS Short Duration Fund                        DWS Target 2011 Fund
       DWS Short Duration Plus Fund                   DWS Target 2012 Fund
       DWS Strategic Income Fund                      DWS Target 2013 Fund
       DWS Target 2010 Fund                           DWS Target 2014 Fund

Effective March 4, 2010, Matthew F. MacDonald will no longer serve as a portfolio manager of the above-listed funds. All references to Mr. MacDonald are hereby deleted.





               Please Retain This Supplement for Future Reference

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

March 4, 2010
DMF-3692